Transactions With Related Parties	6 Months Ended
Jun. 30, 2015
Transactions with Related Parties (Abstract)
Transactions with Related Parties
3.	Transactions with Related Parties
The Partnership and its subsidiaries have related-party transactions with Capital Ship Management Corp. (the “Manager” or “CSM”), due to certain terms of the following three different types of management agreements.

1.
Fixed fee management agreement: At the time of the completion of the IPO, the Partnership entered into an agreement with its Manager, according to which the Manager provides the Partnership with certain commercial and technical management services for a fixed daily fee per managed vessel which covers the commercial and technical management services, the respective vessels' operating costs such as crewing, repairs and maintenance, insurance, stores, spares, and lubricants as well as the cost of the first special survey or next scheduled dry-docking, of each vessel. In addition to the fixed daily fees payable under the management agreement, the Manager is entitled to supplementary compensation for additional fees and costs (as defined in the agreement) of any direct and indirect additional expenses it reasonably incurs in providing these services, which may vary from time to time. The Partnership also pays a fixed daily fee per bareboat chartered vessel in its fleet, mainly to cover compliance and commercial costs, which include those costs incurred by the Manager to remain in compliance with the oil majors' requirements, including vetting requirements;

2.
Floating fee management agreement: On June 9, 2011, the Partnership entered into an agreement with its Manager based on actual expenses with an initial term of five years per managed vessel. Under the terms of this agreement the Partnership compensates its Manager for expenses and liabilities incurred on the Partnership's behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel's next scheduled dry-docking are borne by the Partnership and not by the Manager. The Partnership also pays its Manager a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index; and

3.
Crude Carriers Corp. (“Crude”) management agreement: On September 30, 2011, the Partnership completed the acquisition of Crude. The five crude tanker vessels the Partnership acquired as part of the Crude acquisition continue to be managed under a management agreement entered into in March 2010 with the Manager, whose initial term expires on December 31, 2020. Under the terms of this agreement, the Partnership compensates the Manager for all expenses and liabilities incurred on the Partnership's behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating and administrative costs. The Partnership also pays its Manager the following fees:

(a) a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index;
(b) a sale and purchase fee equal to 1% of the gross purchase or sale price upon the consummation of any purchase or sale of a vessel acquired by Crude; and
(c) a commercial services fee equal to 1.25% of all gross charter revenues generated by each vessel for commercial services rendered.

 The Manager has the right to terminate the Crude management agreement and, under certain circumstances, could receive substantial sums in connection with such termination. As of March 2015 this termination fee was adjusted to $9,760.

All the above three agreements constitute the “Management Agreements”.
Under the terms of the fixed fee management agreement, the Manager charges the Partnership for additional fees and costs, relating to insurances deductibles, vetting, and repairs and spares that related to unforeseen events. For the six month periods ended June 30, 2015 and 2014 such fees amounted to $268 and $640 respectively.
On April 4, 2007, the Partnership entered into an administrative services agreement with the Manager, pursuant to which the Manager will provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT, clerical, investor relations and other administrative services. Also the Partnership reimburses Capital General Partner (“CGP”) for all expenses which are necessary or appropriate for the conduct of the Partnership's business. The Partnership reimburses the Manager and CGP for reasonable costs and expenses incurred in connection with the provision of these services after the Manager submits to the Partnership an invoice for such costs and expenses, together with any supporting detail that may be reasonably required. These expenses are included in general and administrative expenses in the unaudited condensed consolidated statements of comprehensive income.
Balances and transactions with related parties consisted of the following:

Unaudited Condensed Consolidated Balance Sheets	As of June 30, 2015	As of December 31, 2014
Assets:
Hire receivable (c)	$2,227	$55
Due from related parties	2,227	55
Advances for vessels under construction - related party (Note 4)	36,318	66,641
Total assets	$38,545	$66,696
Liabilities:
Manager - payments on behalf of the Partnership (a)	$16,828	$16,517
Management fee payable to CSM (b)	958	980
Due to related parties	$17,786	$17,497
Deferred revenue - current (e)	4,747	6,020
Total liabilities	$22,533	$23,517

Unaudited Condensed Consolidated Statements of ComprehensiveIncome	For the six month periods ended June 30,
	2015	2014
Revenues (c)	$36,052	$33,632
Voyage expenses	206	161
Vessel operating expenses	5,863	7,532
General and administrative expenses (d)	1,278	1,495

 (a) Manager - Payments on Behalf of the Partnership: This line item represents the payment the Manager makes on behalf of the Partnership and its subsidiaries.
(b) Management fee payable to CSM: The amount outstanding as of June 30, 2015 and December 31, 2014 represents the management fees payable to CSM as a result of the Management Agreements the Partnership entered into with the Manager.
(c)Revenues: The following table includes information regarding the charter agreements that were in place between the Partnership and Capital Maritime & Trading Corp. (“CMTC”) during the six month periods ended June 30, 2015 and 2014:

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1 TC	09/2013	09/2014	$14.3 ($14.1)
M/T Agisilaos	1 TC	09/2014	08/2015	$14.3 ($14.1)
M/T Axios	1 TC	06/2013	07/2014	$14.8 ($14.6)
M/T Axios	1 TC	07/2014	06/2015	$14.8 ($14.6)
M/T Arionas	1 TC	11/2013	12/2014	$14.3 ($14.1)
M/T Arionas	1.1 TC	12/2014	01/2016	$15.0 ($14.8)
M/T Alkiviadis	1 TC	07/2013	09/2014	$14.3 ($14.1)
M/T Amore Mio II	1 TC	12/2013	04/2015	$17.0 ($16.8)
M/T Amore Mio II	1 to 1.2 TC	04/2015	04/2016	$27.0 ($26.7)
M/T Avax	1 TC	09/2014	06/2015	$14.8 ($14.6)
M/T Akeraios	1.5 TC	07/2013	03/2015	$15.0 ($14.8)
M/T Akeraios	2 TC	03/2015	02/2017	$15.6 ($15.4)
M/T Apostolos	1.2 to 1.5 TC	10/2013	04/2015	$14.9 ($14.7)
M/T Apostolos	2 TC	04/2015	03/2017	$15.6 ($15.4)
M/T Anemos I	1.2 to 1.5 TC	12/2013	06/2015	$14.9 ($14.7)
M/T Anemos I	1 TC	06/2015	05/2016	$17.3 ($17.0)
M/T Aristotelis	1.5 to 2 TC	12/2013	12/2015	$17.0 ($16.8)
M/T Amoureux	1┼1 TC	10/2011	01/2014	$20.0┼$24.0 ($19.8┼$23.7)
M/T Amoureux	1 TC	01/2014	04/2015	$24.0 ($23.7)
M/T Aias	1 TC	12/2013	02/2015	$24.0 ($23.7)
M/T Assos	1 TC	06/2014	04/2015	$14.8 ($14.6)
M/T Atrotos	1 TC	05/2014	05/2015	$14.8 ($14.6)
M/T Atrotos	1 TC	05/2015	04/2016	$15.3 ($15.1)
M/T Active	2 TC	04/2015	06/2015	$17.0 ($16.8)
M/T Amadeus	2 TC	06/2015	05/2017	$17.0 ($16.8)

(d) General and administrative expenses: This line item mainly includes internal audit, investor relations and consultancy fees.

(e)Deferred Revenue - Current: As of June 30, 2015 and December 31, 2014 the Partnership received cash in advance for revenue earned in a subsequent period from CMTC.